Schedule of Estimate the Fair Value of the Corporate Borrowings (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Discount rate	9.92%	11.87%	12.70%